Variable interest entity (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss from discontinued operations	$ (3,842,329)	$ (6,440,381)